INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Supplementary charge tax rate					10.00%	20.00%	32.00%
Decrease in deferred corporate tax liability					$ 107
Petroleum revenue tax rate					0.00%	35.00%	50.00%
Recovery PRT rate for prior taxation years					50.00%	50.00%
Decrease in deferred PRT liability					$ 228	$ 11
Increase in deferred corporate income tax liability due to change in PRT rate					$ 114
Provincial corporate income tax rate	12.00%	10.00%		11.00%
Increase in deferred income tax liability due to change in provincial corporate income tax rate				$ 10		579
Decrease in deferred income tax liability due to change in PRT and supplementary charge on oil and gas profits						$ (217)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised				1,000
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised				$ 650
Changes in tax rate
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provincial corporate income tax rate			12.00%